Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share
44.	Earnings Per Share

(1)	Basic earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type		2015	2016	2017
		In won
Basic earnings per share	￦	20,701	10,980	2,023

(2)	Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type		2015	2016	2017
		In won
Diluted earnings per share	￦	20,701	10,980	2,023

(3)	Basic earnings per share

Net profit for the period and weighted average number of common shares used in the calculation of basic earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type		2015	2016	2017
		In millions of won except number of shares
Net profit attributable to controlling interest	￦	13,289,127	7,048,581	1,298,720
Profit used in the calculation of total basic earnings per share		13,289,127	7,048,581	1,298,720
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

(4)	Diluted earnings per share

Diluted earnings per share is calculated by applying adjusted weighted average number of common shares under the assumption that all dilutive potential common shares are converted to common shares.

Earnings used in the calculation of total diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type		2015	2016	2017
		In millions of won
Profit used in the calculation of total diluted earnings per share	￦	13,289,127	7,048,581	1,298,720

Weighted average common shares used in calculating diluted earnings per share are adjusted from weighted average common shares used in calculating basic earnings per share. Detailed information of the adjustment for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type	2015	2016	2017
	In number of shares
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077

(5)	There are no potential dilutive instruments and diluted earnings per share are same as basic earnings per share for the years ended December 31, 2015, 2016 and 2017.